ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2013
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
Schedule of Parent's Condensed Balance Sheets

AirMedia GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In U.S. dollars in thousands, except share related data)

	As of December 31,
	2012	2013
Assets
Current assets
Cash and cash equivalents	$196	$14
Investment in subsidiaries	60,514	93,416
Amount due from subsidiaries	181,204	181,245
Other current assets	778	335
TOTAL ASSETS	242,692	275,010

Liabilities
Current liabilities
Amount due to subsidiaries	421	3,652
Accrued expenses and other current liabilities	395	392
Total liabilities	816	4,044

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2012 and 2013; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2012 and 2013, respectively; 122,112,485 shares and 119,134,135 shares outstanding as of December 31, 2012 and 2013, respectively)	128	128
Additional paid in capital	278,652	313,912
Treasury stock (5,549,572 and 8,527,922 shares as of December 31, 2012 and 2013, respectively)	(7,035)	(9,860)
Accumulated deficits	(62,817)	(73,443)
Accumulated other comprehensive income	32,948	40,229

Total equity	241,876	270,966

TOTAL LIABILITIES AND EQUITY	$242,692	$275,010

Schedule of Parent's Condensed Statements of Operations

AirMedia GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In U.S. dollars in thousands)

	For the years ended December 31,
	2011	2012	2013
Operating expenses
Selling and marketing	$(1,421)	$(859)	$-
General and administrative	(3,471)	(3,282)	(2,239)
Total operating expenses	(4,892)	(4,141)	(2,239)
Investment loss in subsidiaries	(4,795)	(28,587)	(8,387)
Interest income	91	-	-
Net loss attributable to holders of ordinary shares	$(9,596)	$(32,728)	$(10,626)

Schedule of Parents' Condensed Statements of Comprehensive Income/Loss

AirMedia GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

(In U.S. dollars in thousands)

	For the years ended December 31,
	2011	2012	2013

Net loss	$(9,596)	$(32,728)	$(10,626)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	12,381	2,214	7,281

Comprehensive income/ (loss) attributable to Parent Company	$2,785	$(30,514)	$(3,345)

Schedule of Parent's Condensed Statements of Changes in Equity

AirMedia GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY

(In U.S. dollars in thousands, except share related data)

						Accumulated
						other
	Ordinary shares		Additional	Treasury	Accumulated	comprehensive	Total
	Shares	Amount	paid in capital	stock	deficits	income	equity

Balance as of January 1, 2011	131,905,011	132	277,676	-	(20,493)	18,353	275,668
Ordinary shares issued for share based compensation	138,416	-	229	-	-	-	229
Share repurchase	(4,381,370)	(4)	(7,369)	-	-	-	(7,373)
Treasury stock	(2,414,460)	-	-	(3,775)	-	-	(3,775)
Share-based compensation	-	-	4,614	-	-	-	4,614
Foreign currency translation adjustment	-	-	-	-	-	12,381	12,381
Net loss	-	-	-	-	(9,596)	-	(9,596)

Balance as of December 31, 2011	125,247,597	$128	$275,150	$(3,775)	$(30,089)	$30,734	$272,148

Ordinary shares issued for share based compensation	137,166	-	-	161	-	-	161
Share repurchase as treasury stock	(3,272,278)	-	-	(3,421)	-	-	(3,421)
Share-based compensation	-	-	3,502	-	-	-	3,502
Foreign currency translation adjustment	-	-	-	-	-	2,214	2,214
Net loss	-	-	-	-	(32,728)	-	(32,728)

Balance as of December 31, 2012	122,112,485	$128	$278,652	$(7,035)	$(62,817)	$32,948	$241,876

Ordinary shares issued for share based compensation	18,400	-	-	21	-	-	21
Share repurchase as treasury stock	(2,996,750)	-	-	(2,846)	-	-	(2,846)
Share-based compensation	-	-	1,251	-	-	-	1,251
Foreign currency translation adjustment	-	-	-	-	-	7,281	7,281
Capital contribution from non-controlling interests	-	-	39,825	-	-	-	39,825
Acquisition of non-controlling interests	-	-	(5,816)	-	-	-	(5,816)
Net loss	-	-	-	-	(10,626)	-	(10,626)

Balance as of December 31, 2013	119,134,135	$128	$313,912	$(9,860)	$(73,443)	$40,229	$270,966

Schedule of Parent's Condensed Statements of Cash Flows

AirMedia GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In U.S. dollars in thousands)

	For the years ended December 31,
	2011	2012	2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(9,596)	$(32,728)	$(10,626)
Investment loss in subsidiaries	4,795	28,587	8,387
Share-based compensation	4,614	3,502	1,251

CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	16	(597)	444
Accounts payable	36	(40)	-
Accrued expenses and other current liabilities	(697)	(421)	(3)
Amount due to subsidiaries	25	265	3,231
Amount due from subsidiaries	482	2,497	(41)

Net cash (used in) provided by operating activities	(325)	1,065	2,643

CASH FLOWS FROM INVESTING ACTIVITIES
Payment for contingent consideration in connection with a business combination	(2,966)	-	-

Net cash used in investing activities	(2,966)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(7,373)	-	-
Cash paid for treasury stock	(3,775)	(3,421)	(2,846)
Proceeds from exercises of stock options	229	161	21

Net cash used in financing activities.	(10,919)	(3,260)	(2,825)

Net decrease in cash	(14,210)	(2,195)	(182)
Cash, at beginning of year	16,601	2,391	196

Cash, at end of year	$2,391	$196	$14